American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
March 31, 2021

Utilities - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Application Software — 0.5%
j2 Global, Inc.(1)	13,024	1,561,056
Cable and Satellite — 0.9%
Comcast Corp., Class A	52,767	2,855,222
Construction and Engineering — 0.5%
Valmont Industries, Inc.	7,267	1,727,148
Electric Utilities — 53.6%
Alliant Energy Corp.	96,102	5,204,884
American Electric Power Co., Inc.	65,382	5,537,855
Duke Energy Corp.	303,531	29,299,847
Edison International	53,230	3,119,278
Enel SpA	112,925	1,128,290
Entergy Corp.	85,709	8,525,474
Eversource Energy	133,514	11,560,977
Exelon Corp.	228,862	10,010,424
FirstEnergy Corp.	100,191	3,475,626
Fortis, Inc.	45,991	1,994,630
IDACORP, Inc.	23,527	2,351,994
NextEra Energy, Inc.	629,029	47,560,883
NRG Energy, Inc.	60,553	2,284,665
Pinnacle West Capital Corp.	84,167	6,846,986
PPL Corp.	468,941	13,524,259
Southern Co. (The)	210,443	13,081,137
Xcel Energy, Inc.	130,061	8,650,357
		174,157,566
Electrical Components and Equipment — 1.6%
Eaton Corp. plc	14,331	1,981,691
Generac Holdings, Inc.(1)	10,238	3,352,433
		5,334,124
Electronic Equipment and Instruments — 0.3%
Itron, Inc.(1)	9,236	818,771
Gas Utilities — 1.8%
National Fuel Gas Co.	16,997	849,680
Southwest Gas Holdings, Inc.	53,194	3,654,960
Spire, Inc.	17,164	1,268,248
		5,772,888
Heavy Electrical Equipment — 0.3%
Siemens Energy AG(1)	25,570	917,925
Independent Power Producers and Energy Traders — 5.1%
AES Corp. (The)	485,371	13,012,797
Clearway Energy, Inc., Class C	131,801	3,708,880
		16,721,677
Multi-Utilities — 26.1%
Algonquin Power & Utilities Corp.	53,844	853,055
Avista Corp.	55,960	2,672,090
Black Hills Corp.	58,447	3,902,506
Consolidated Edison, Inc.	150,964	11,292,107
Dominion Energy, Inc.	172,593	13,110,164
DTE Energy Co.	93,096	12,394,801

MDU Resources Group, Inc.	329,829	10,425,895
NorthWestern Corp.	99,747	6,503,504
Public Service Enterprise Group, Inc.	186,328	11,218,809
Sempra Energy	55,836	7,402,737
WEC Energy Group, Inc.	54,911	5,139,121
		84,914,789
Renewable Electricity — 2.6%
Brookfield Renewable Partners LP	59,213	2,522,474
NextEra Energy Partners LP	61,052	4,449,470
Northland Power, Inc.(2)	37,643	1,364,397
		8,336,341
Semiconductors — 0.9%
QUALCOMM, Inc.	22,491	2,982,082
Specialized REITs — 0.2%
QTS Realty Trust, Inc., Class A	9,969	618,477
Water Utilities — 4.4%
American Water Works Co., Inc.	89,209	13,374,213
Middlesex Water Co.	12,236	966,889
		14,341,102
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc.(1)	22,658	2,838,821
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $260,958,002)		323,897,989
OTHER ASSETS AND LIABILITIES — 0.3%		1,035,919
TOTAL NET ASSETS — 100.0%		$324,933,908

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,337,105. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $1,382,732, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	319,634,322	4,263,667	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.